United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19428

Form 13F File Number:28-12324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0688

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       11/06/12
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total: 153,227
                                       (thousands)
List of Other Included Managers: None



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FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS  SOLE SHARED   NONE
-------------------------     -------------   --------  -------  -------   -- --- ------  -------  ----  -----  ---

Interxion Holding Nv          Common Stock    N47279109   1,558      68,590SH     SOLE                             68,590
Abbott Laboratories           Common Stock    002824100   1,087      15,848SH     SOLE                             15,848
Air Lease Corp                Common Stock    00912X302   2,801     137,280SH     SOLE                            137,280
Altria Group Inc              Common Stock    02209S103     252       7,535SH     SOLE                              7,535
Amazon.com                    Common Stock    023135106  11,178      43,951SH     SOLE                             43,951
American Express              Common Stock    025816109   2,147      37,754SH     SOLE                             37,754
American Tower                Common Stock    03027X100  22,158     310,377SH     SOLE                            310,377
Anadarko Petroleum            Common Stock    032511107     811      11,600SH     SOLE                             11,600
Apple Computer Inc            Common Stock    037833100     417         625SH     SOLE                                625
Athenahealth Inc              Common Stock    04685W103  17,217     187,605SH     SOLE                            187,605
Auto Data Processing          Common Stock    053015103     516       8,800SH     SOLE                              8,800
Berkshire Hathaway Cl A       CL A            084670108     929           7SH     SOLE                                  7
Berkshire Hathaway Cl B       CL B            084670207     208       2,360SH     SOLE                              2,360
Cigna                         Common Stock     125509109    571      12,095SH     SOLE                             12,095
Cabot Oil & Gas               Common Stock     127097103    404       9,000SH     SOLE                              9,000
Chevron Texaco                Common Stock     166764100    474       4,064SH     SOLE                              4,064
Coca Cola Company             Common Stock     191216100    729      19,216SH     SOLE                             19,216
Colgate-Palmolive Co          Common Stock     194162103    214       2,000SH     SOLE                              2,000
DFC Global Corp               Common Stock    23324T107     257      15,000SH     SOLE                             15,000
DTS Inc                       Common Stock    23335C101   5,895     253,000SH     SOLE                            253,000
Destination Maternity Co      Common Stock    25065D100   1,582      84,590SH     SOLE                             84,590
Devon Energy New              Common Stock    25179M103     363       6,000SH     SOLE                              6,000
Dunn & Bradstreet Copr. New   Common Stock    26483E100     239       3,000SH     SOLE                              3,000
eBay                          Common Stock     278642103 10,124     209,310SH     SOLE                            209,310
Electronic Arts               Common Stock     285512109  3,388     266,962SH     SOLE                            266,962
Equifax Inc.                  Common Stock     294429105    210       4,500SH     SOLE                              4,500
Euronet Worldwide             Common Stock     298736109    535      28,472SH     SOLE                             28,472
Exxon Mobil                   Common Stock    30231G102   6,306      68,953SH     SOLE                             68,953
General Electric              Common Stock     369604103    719      31,648SH     SOLE                             31,648
Genworth Financial Inc        Common Stock    37247D106      73      14,000SH     SOLE                             14,000
Glaxosmithkline Plc           Common Stock    37733W105     233       5,033SH     SOLE                              5,033
Google Inc Class A            CL A            38259P508     982       1,301SH     SOLE                              1,301
I C U Medical                 Common Stock    44930G107   1,734      28,675SH     SOLE                             28,675
Intl Business Machines        Common Stock     459200101    612       2,950SH     SOLE                              2,950
Johnson & Johnson             Common Stock     478160104  2,432      35,296SH     SOLE                             35,296
Kraft Foods Inc               Common Stock    50075N104     216       5,213SH     SOLE                              5,213
Legg Mason Inc                Common Stock     524901105    205       8,300SH     SOLE                              8,300
Merck & Co Inc                Common Stock    58933Y105     594      13,162SH     SOLE                             13,162
Microsoft                     Common Stock     594918104  1,104      37,080SH     SOLE                             37,080
Netflix Inc                   Common Stock    64110L106  10,189     187,167SH     SOLE                            187,167
Northern Trust Corporation    Common Stock     665859104    503      10,838SH     SOLE                             10,838
Oracle                        Common Stock    68389X105     472      15,000SH     SOLE                             15,000
PVR Partners LP               Com Unit R Lim   693665101    941      37,070SH     SOLE                             37,070
Penn Virginia Corp            Common Stock     707882106    468      75,419SH     SOLE                             75,419
Pfizer Incorporated           Common Stock     717081103    333      13,400SH     SOLE                             13,400
Philip Morris Intl Inc        Common Stock     718172109    678       7,535SH     SOLE                              7,535
T Rowe Price Group            Common Stock    74144T108   4,190      66,188SH     SOLE                             66,188
Qualcomm                      Common Stock     747525103 26,930     431,085SH     SOLE                            431,085
Rackspace Hosting Inc         Common Stock     750086100  6,475      97,975SH     SOLE                             97,975
Union Pacific                 Common Stock     907818108    216       1,820SH     SOLE                              1,820
Wells Fargo & Co. New         Common Stock     949746101    358      10,375SH     SOLE                             10,375
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